UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

“RNP-NQ inserts”

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 67.6%
DIVERSIFIED 4.8%
American Assets Trust (a),(b)	130,515	$2,342,744
Forest City Enterprises (a),(b),(c)	449,703	4,793,834
Vornado Realty Trust (a),(b)	334,060	24,927,557
		32,064,135
HEALTH CARE 10.0%
Cogdell Spencer (a),(b)	496,112	1,870,342
HCP (a),(b)	676,136	23,705,328
Health Care REIT (a),(b)	166,656	7,799,501
Healthcare Realty Trust (a)	163,100	2,748,235
Senior Housing Properties Trust (a),(b)	464,670	10,008,992
Ventas (a),(b)	425,187	21,004,238
		67,136,636
HOTEL 3.0%
Hersha Hospitality Trust (a),(b)	762,708	2,638,970
Hospitality Properties Trust (a),(b)	186,002	3,948,822
Host Hotels & Resorts (a),(b)	501,234	5,483,500
Hyatt Hotels Corp., Class A (a),(c)	185,696	5,825,284
RLJ Lodging Trust	166,000	2,119,820
		20,016,396
INDUSTRIAL 2.2%
First Industrial Realty Trust (a),(c)	240,000	1,920,000
ProLogis (a),(b)	534,593	12,963,880
		14,883,880

	Number of Shares	Value
OFFICE 9.1%
Boston Properties (a),(b),(d)	262,296	$23,370,574
Brandywine Realty Trust (a)	293,646	2,352,104
Douglas Emmett (a),(b)	307,500	5,258,250
Hudson Pacific Properties (a)	226,357	2,632,532
Kilroy Realty Corp. (a),(b)	173,721	5,437,467
Liberty Property Trust (a),(b)	303,187	8,825,774
Mack-Cali Realty Corp. (a),(b)	212,022	5,671,588
SL Green Realty Corp. (a),(b)	138,900	8,077,035
		61,625,324
RESIDENTIAL 13.6%
APARTMENT 12.2%
Apartment Investment & Management Co.(a),(b)	446,699	9,880,982
Associated Estates Realty Corp.(a),(b)	329,418	5,092,802
AvalonBay Communities(a),(b)	128,019	14,600,567
BRE Properties(a),(b)	83,235	3,524,170
Campus Crest Communities(a),(b)	218,907	2,381,708
Education Realty Trust(a)	342,305	2,940,400
Equity Residential(a),(b)	452,377	23,464,795
Home Properties(a),(b)	126,600	7,185,816
Post Properties(a),(b)	124,149	4,312,936
UDR(a),(b)	410,486	9,088,160
		82,472,336
MANUFACTURED HOME 1.4%
Equity Lifestyle Properties(a),(b)	145,741	9,137,961
TOTAL RESIDENTIAL		91,610,297
SELF STORAGE 3.9%
CubeSmart (a)	836,776	7,137,699
Public Storage (a),(b)	171,011	19,042,075
		26,179,774

	Number of Shares	Value
SHOPPING CENTER 19.5%
COMMUNITY CENTER 8.4%
Acadia Realty Trust(a),(b)	267,569	$5,003,540
DDR Corp.(a),(b)	696,162	7,588,166
Federal Realty Investment Trust(a),(b)	146,416	12,066,143
Kimco Realty Corp.(a),(b)	666,826	10,022,395
Ramco-Gershenson Properties Trust(a)	304,000	2,492,800
Regency Centers Corp.(a),(b)	272,518	9,628,061
Urstadt Biddle Properties, Class A(a),(b)	293,122	4,681,158
Weingarten Realty Investors(a)	226,407	4,793,036
		56,275,299
REGIONAL MALL 11.1%
General Growth Properties(a),(b)	657,042	7,950,208
Macerich Co.	54,843	2,337,957
Simon Property Group(a),(b)	568,046	62,473,699
Westfield Group (Australia)(e)	291,300	2,160,194
		74,922,058
TOTAL SHOPPING CENTER		131,197,357
SPECIALTY 1.5%
Digital Realty Trust (a),(b)	97,812	5,395,310
DuPont Fabros Technology (a),(b)	231,633	4,560,854
		9,956,164
TOTAL COMMON STOCK (Identified cost—$396,489,505)		454,669,963

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 29.5%
BANK 6.3%
Ally Financial, 7.25%, due 2/7/33(f)	129,354	$2,592,254
Ally Financial, 7.375%, due 12/16/44(a),(b)	175,001	3,521,020
Ally Financial, 8.50%, due 5/15/16, Series A	1,974	34,446
Citigroup Capital VII, 7.125%, due 7/31/31, (TruPS)(a)	180,000	4,320,000
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)(a),(d)	652,748	15,352,633
CoBank ACB, 7.00%, 144A ($50 Par Value)(g),(h)	135,000	5,703,750
KeyCorp Capital IX, 6.75%, due 12/15/66(a)	192,929	4,842,518
Regions Financing Trust III, 8.875%, due 6/15/78	100,000	2,506,000
Zions Bancorp, 9.50%, due 12/29/49, Series C	130,000	3,282,500
		42,155,121
BANK—FOREIGN 2.4%
Barclays Bank PLC, 7.10%, Series III	80,000	1,691,200
Deutsche Bank Contingent Capital Trust III, 7.60%(a)	222,175	5,283,322
HSBC Holdings PLC, 8.00%, Series II(a)	80,005	2,034,527
National Westminster Bank PLC, 7.76%, Series C(a)	407,854	7,296,508
		16,305,557
FINANCE 2.3%
CREDIT CARD 0.2%
MBNA Capital, 8.10%, due 2/15/33, Series E (TOPrS)	20,241	480,724
MBNA Capital, 8.125%, due 10/1/32, Series D (TruPS)	21,160	494,086
		974,810
INVESTMENT BANKER/BROKER 0.5%
Morgan Stanley Capital Trust III, 6.25%, due 3/1/33(a)	174,962	3,621,713
MORTGAGE LOAN/BROKER 1.6%
Countrywide Capital IV, 6.75%, due 4/1/33(a)	299,240	5,742,416
Countrywide Capital V, 7.00%, due 11/1/36(a)	268,305	5,151,456
		10,893,872
TOTAL FINANCE		15,490,395

	Number of Shares	Value
INSURANCE 5.7%
LIFE/HEALTH INSURANCE—FOREIGN 0.5%
Aegon NV, 6.875%	158,294	$3,218,117
MULTI-LINE 0.9%
American Financial Group, 7.00%, due 9/30/50(a)	145,000	3,723,600
American International Group, 7.70%, due 12/18/62(a)	93,605	2,152,915
		5,876,515
MULTI-LINE—FOREIGN 1.8%
Allianz SE, 8.375%(a)	151,472	3,938,272
ING Groep N.V., 6.375%(a)	72,782	1,236,566
ING Groep N.V., 7.375%(a)	258,290	4,938,505
ING Groep N.V., 8.50%(a)	89,419	1,974,371
		12,087,714
REINSURANCE—FOREIGN 2.5%
Arch Capital Group Ltd., 8.00%, Series A	102,864	2,597,316
Arch Capital Group Ltd., 7.875%, Series B	100,443	2,541,208
Aspen Insurance Holdings Ltd., 7.401%, Series A	46,225	1,127,890
Axis Capital Holdings Ltd., 7.50%, Series B ($100 Par Value)(a)	45,000	4,256,721
Endurance Specialty Holdings Ltd., 7.50%, Series B	130,000	3,199,300
Montpelier Re Holdings Ltd., 8.875%	130,000	3,335,800
		17,058,235
TOTAL INSURANCE		38,240,581
INTEGRATED TELECOMMUNICATIONS SERVICES 4.2%
Qwest Corp., 7.375%, due 6/1/51(a)	539,804	13,543,682
Qwest Corp., 7.50%, due 9/15/51	116,000	2,886,080
Telephone & Data Systems, 6.875%, due 11/15/59	154,000	3,919,300
Telephone & Data Systems, 7.00%, due 3/15/60(a)	190,000	4,907,700
United States Cellular Corp., 6.95%, due 5/15/60	120,000	3,069,600
		28,326,362
MEDIA—DIVERSIFIED SERVICES 0.4%
Comcast Corp., 6.625%, due 5/15/56(a)	104,144	2,728,573

	Number of Shares	Value
REAL ESTATE 7.1%
DIVERSIFIED 1.2%
Duke Realty Corp., 6.95%, Series M(a)	100,000	$2,519,000
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	96,586	3,970,168
Vornado Realty Trust, 6.75%, Series H(a),(b)	56,100	1,387,914
		7,877,082
HOTEL 0.4%
Pebblebrook Hotel Trust, 7.875%, Series A	100,000	2,463,000
OFFICE 0.4%
BioMed Realty Trust, 7.375%, Series A(a)	55,000	1,367,300
SL Green Realty Corp., 7.625%, Series C(a)	70,000	1,722,000
		3,089,300
OFFICE/INDUSTRIAL 0.4%
PS Business Parks, 7.00%, Series H(a)	118,864	2,969,223
RESIDENTIAL 1.4%
APARTMENT 1.2%
Apartment Investment & Management Co., 7.75%, Series U(a)	100,000	2,478,000
Apartment Investment & Management Co., 8.00%, Series V(a)	109,500	2,756,115
Apartment Investment & Management Co., 7.875%, Series Y(a)	110,000	2,739,000
		7,973,115
MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 8.034%, Series A(a)	60,000	1,498,800
TOTAL RESIDENTIAL		9,471,915
SHOPPING CENTER 3.3%
COMMUNITY CENTER 2.2%
Cedar Shopping Centers, 8.875%, Series A	62,000	1,466,300
DDR Corp., 7.50%, Series I(a)	158,603	3,769,993
Kimco Realty Corp., 7.75%, Series G(a)	134,996	3,455,897
Regency Centers Corp., 7.25%, Series D(a)	100,000	2,510,000
Weingarten Realty Investors, 6.50%, Series F(a)	157,540	3,760,480
		14,962,670

	Number of Shares	Value
REGIONAL MALL 1.1%
CBL & Associates Properties, 7.375%, Series D(a)	304,982	$7,035,935
TOTAL SHOPPING CENTER		21,998,605
TOTAL REAL ESTATE		47,869,125
TRANSPORT—MARINE 1.1%
Seaspan Corp., 9.50%, due 1/29/49, Series C(a)	276,608	7,390,966
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$195,630,786)		198,506,680
PREFERRED SECURITIES—CAPITAL SECURITIES 50.5%
BANK 16.1%
AgFirst Farm Credit Bank, 6.585%, due 6/29/49, 144A(a),(h)	3,000,000	2,613,159
AgFirst Farm Credit Bank, 7.30%, due 10/14/49, 144A(g),(h)	18,000,000	17,082,288
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B(g)	9,600,000	9,991,901
Citigroup Capital III, 7.625%, due 12/1/36(a)	8,950,000	8,830,437
Citigroup Capital XXI, 8.30%, due 12/21/57(a)	2,500,000	2,456,250
CoBank ACB, 11.00%, Series C, 144A ($50 Par Value)(a),(h)	125,000	6,523,437
Farm Credit Bank of Texas, 10.00%, due 12/15/20 ($1000 Par Value) Series I(a)	4,000	4,628,750
JP Morgan Chase & Co., 7.90%, due 4/29/49, Series I (FRN)(a)	15,000,000	15,500,625
JP Morgan Chase Capital XVIII, 6.95%, due 8/17/36, Series R	1,500,000	1,500,708
JP Morgan Chase Capital XXV, 6.80%, due 10/1/37, Series Y(a)	5,160,000	5,194,510
NB Capital Trust II, 7.83%, due 12/15/26(a)	4,000,000	3,615,000
PNC Financial Services Group, 6.75%, due 7/29/49, (FRN)(a)	10,900,000	10,476,361
Sovereign Capital Trust VI, 7.908%, due 6/13/36(a)	3,250,000	3,258,125
Wells Fargo & Co., 7.98%, due 3/29/49, Series K (FRN)(a)	9,550,000	9,884,250
Wells Fargo & Co., 7.50%, Series L (Convertible)(a)	6,500	6,714,891
		108,270,692

	Number of Shares	Value
BANK—FOREIGN 11.0%
Abbey National Capital Trust I, 8.963%, due 12/29/49(a)	7,559,000	$7,348,497
Barclays Bank PLC, 6.278%, due 12/31/49(a)	8,350,000	5,597,114
Barclays Bank PLC, 6.86%, due 9/29/49, 144A (FRN)(a),(h)	8,000,000	5,840,000
BNP Paribas, 7.195%, due 12/31/49, 144A(a),(h)	4,300,000	3,354,000
BPCE SA, 9.00%, due 12/31/49	2,250,000	2,384,420
Claudius Ltd., 7.875%, due 12/12/49	4,000,000	3,880,000
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(a),(h)	14,692,000	17,997,700
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(h)	6,800,000	4,590,000
Rabobank Nederland, 11.00%, due 12/29/49, 144A(a),(h)	4,900,000	5,908,395
Resona Preferred Global Securities, 7.191%, due 12/29/49, 144A (FRN)(h)	4,000,000	3,743,356
Santander UK PLC, 7.95%, due 10/26/29(a)	3,000,000	2,714,961
SMFG Preferred Capital, 9.50%, due 7/29/49, 144A (FRN)(h)	4,000,000	4,400,000
Standard Chartered PLC, 7.014%, due 7/29/49, 144A(a),(h)	6,850,000	6,167,356
		73,925,799
FINANCE 3.4%
CREDIT CARD 2.4%
American Express Co., 6.80%, due 9/1/66(a)	6,350,000	6,175,375
Capital One Capital III, 7.686%, due 8/15/36	2,000,000	1,962,500
Capital One Capital VI, 8.875%, due 5/15/40(a)	7,850,000	8,004,896
		16,142,771
DIVERSIFIED FINANCIAL SERVICES 0.4%
Credit Suisse Group Guernsey I Ltd., 7.875%, due 2/24/41	2,450,000	2,208,675
INVESTMENT ADVISORY SERVICES—FOREIGN 0.6%
Old Mutual PLC, 8.00%, due 6/3/21	3,000,000	4,203,365
TOTAL FINANCE		22,554,811
FOOD 0.7%
Dairy Farmers of America, 7.875%, 144A(g),(h)	50,000	4,523,440

	Number of Shares	Value
INSURANCE 12.0%
LIFE/HEALTH INSURANCE 2.3%
American General Institutional Capital B, 8.125%, due 3/15/46, 144A(a),(h)	5,250,000	$4,882,500
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a),(h)	2,700,000	2,497,500
Lincoln National Corp., 7.00%, due 5/17/66(a)	5,250,000	4,567,500
Prudential Financial, 8.875%, due 6/15/38	3,000,000	3,266,250
		15,213,750
LIFE/HEALTH INSURANCE—FOREIGN 0.5%
Prudential PLC, 7.75%, due 6/23/16	3,750,000	3,459,375
MULTI-LINE 3.2%
American International Group, 8.175%, due 5/15/58, (FRN)(a)	5,150,000	4,564,187
MetLife, 10.75%, due 8/1/69(a)	3,000,000	3,759,150
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(h)	11,815,000	13,350,950
		21,674,287
MULTI-LINE—FOREIGN 0.9%
AXA SA, 6.463%, due 12/29/49, 144A(a),(h)	2,850,000	2,016,375
AXA SA, 8.60%, due 12/15/30(a)	1,250,000	1,402,913
Old Mutual Capital Funding PLC, 8.00%, due 5/29/49	3,000,000	2,797,500
		6,216,788
PROPERTY CASUALTY 3.0%
ACE Capital Trust II, 9.70%, due 4/1/30(a)	5,160,000	6,599,454
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(a),(b),(h)	3,000,000	2,565,000
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(h)	4,000,000	3,540,000
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(a),(h)	2,500,000	3,000,000
USF&G Capital, 8.312%, due 7/1/46, 144A(a),(h)	3,845,000	4,752,789
		20,457,243

	Number of Shares	Value
REINSURANCE—FOREIGN 2.1%
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(a),(h)	6,800,000	$5,899,000
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A(h)	4,800,000	4,345,997
Swiss Reinsurance Co. Ltd., Series I, 7.635%, due 12/31/49	4,600,000	3,588,504
		13,833,501
TOTAL INSURANCE		80,854,944
INTEGRATED TELECOMMUNICATIONS SERVICES 2.6%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a),(h)	14,954	17,313,928
OIL & GAS EXPLORATION & PRODUCTION 0.4%
Origin Energy Finance Ltd., 7.875%, due 6/16/71, (EUR)(e)	2,500,000	2,990,389
PIPELINES 2.5%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)	6,500,000	6,719,277
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B(a)	2,150,000	2,182,302
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)	7,710,000	7,997,352
		16,898,931
UTILITIES 1.8%
ELECTRIC UTILITIES 1.0%
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	6,700,000	6,942,768
MULTI UTILITIES 0.8%
Dominion Resources, 7.50%, due 6/30/66, Series A(a)	5,184,000	5,351,288
TOTAL UTILITIES		12,294,056
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$340,485,853)		339,626,990

	Principal Amount	Value
CORPORATE BONDS 2.9%
BANK 0.6%
Regions Bank, 7.50%, due 5/15/18	$1,376,000	$1,374,280
Regions Financial Corp., 7.375%, due 12/10/37	3,000,000	2,490,000
		3,864,280
INSURANCE—PROPERTY CASUALTY 0.6%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(h)	4,500,000	4,265,585
INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Citizens Communications Co., 9.00%, due 8/15/31(a)	4,000,000	3,430,000
REAL ESTATE 1.2%
OFFICE 0.8%
BR Properties SA, 9.00%, due 12/31/49, 144A (Brazil)(g),(h)	5,500,000	5,445,000
SHOPPING CENTER 0.4%
General Shopping Finance Ltd., 10.00%, due 11/9/15, 144A(h)	2,965,000	2,712,975
TOTAL REAL ESTATE		8,157,975
TOTAL CORPORATE BONDS (Identified cost—$20,941,772)		19,717,840

	Number of Shares
SHORT-TERM INVESTMENTS 2.0%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(i)	6,700,104	6,700,104
Federated Government Obligations Fund, 0.01%(i)	6,800,305	6,800,305
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$13,500,409)		13,500,409

		Value
TOTAL INVESTMENTS (Identified cost—$967,048,325)	152.5%	$1,026,021,882

LIABILITIES IN EXCESS OF OTHER ASSETS	(52.5)	(353,172,036)

NET ASSETS (Equivalent to $14.00 per share based on 48,075,534 shares of common stock outstanding)	100.0%	$672,849,846

Glossary of Portfolio Abbreviations

AUD	Australian Dollar
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
TOPrS	Trust Originated Preferred Securities
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

(a)          A portion of the security is pledged in connection with the revolving credit agreement: $723,174,029 has been pledged as collateral.

(b)         A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $293,624,058.

(c)          Non-income producing security.

(d)         A portion of the security is segregated as collateral for interest rate swap transactions: $14,541,000 has been segregated as collateral.

(e)          Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.8% of the net assets of the Fund, of which 0.3% have been fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors.

(f)            A portion of the security is segregated as collateral for open forward foreign currency exchange contracts: $400,800 has been segregated as collateral.

(g)         Illiquid security. Aggregate holdings equal 6.4% of net assets of the Fund.

(h)         Resale is restricted to qualified institutional investors. Aggregate holdings equal 24.5% of net assets of the Fund, of which 4.9% are illiquid.

(i)             Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at September 30, 2011 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products Ag(b)	$45,000,000	3.510%	0.232%	December 22, 2012	$(1,762,190)
Royal Bank of Canada	$60,000,000	3.653%	0.230%	July 17, 2013	(3,536,628)
Royal Bank of Canada	$70,000,000	3.615%	0.239%	March 29, 2014	(5,381,230)
Royal Bank of Canada	$35,000,000	1.865%	0.226%	June 13, 2015	(1,375,979)
Royal Bank of Canada	$35,000,000	2.474%	0.225%	February 10, 2016	(2,284,537)
					$(14,340,564)

(a)          Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at September 30, 2011.

(b)         Cash in the amount of $1,948,000 has been pledged as collateral.

Open forward foreign currency exchange contracts outstanding at September 30, 2011 are as follows:

	Contracts to		In Exchange		Settlement	Unrealized
Counterparty	Deliver		For		Date	Appreciation/ (Depreciation)

Brown Brothers, Harriman	USD	5,776,952	AUD	5,945,171	10/4/11	$(23,810)
Brown Brothers, Harriman	AUD	5,945,171	USD	6,112,349	10/4/11	359,206
Brown Brothers, Harriman	AUD	5,966,324	USD	5,776,983	11/2/11	23,582
Brown Brothers, Harriman	USD	5,959,980	EUR	4,441,250	10/4/11	(9,816)
Brown Brothers, Harriman	EUR	4,441,250	USD	6,392,735	10/4/11	442,571
Brown Brothers, Harriman	EUR	4,036,225	USD	5,415,161	11/2/11	8,800
Brown Brothers, Harriman	USD	4,535,146	GBP	2,910,690	10/4/11	3,786
Brown Brothers, Harriman	GBP	2,910,690	USD	4,736,857	10/4/11	197,925
Brown Brothers, Harriman	GBP	2,721,900	USD	4,239,713	11/2/11	(3,597)
						$998,647

Glossary of Currency Abbreviations

AUD	Australian Dollar
EUR	Euro Currency
GBP	Great British Pound
USD	United States Dollar

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by Cohen & Steers Capital Management, Inc. (the investment manager), pursuant to delegation by the Board of Directors to reflect the fair market value. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment manager to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When foreign fair value pricing procedures are utilized, securities are categorized as Level 2. The utilization of these procedures results in transfers between Level 1 and Level 2. 0.3% of net assets of the Fund were fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors. The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock - Real Estate - Shopping Center - Regional Mall	$74,922,058	$72,761,864	$2,160,194	$—
Common Stock - Other Industries	379,747,905	379,747,905	—	—
Preferred Securities - $25 Par Value - Bank	42,155,121	36,451,371	—	5,703,750
Preferred Securities - $25 Par Value - Insurance - Multi-Line - Foreign	12,087,714	8,149,442	3,938,272	—
Preferred Securities - $25 Par Value - Insurance - Reinsurance - Foreign	17,058,235	12,801,514	4,256,721	—
Preferred Securities - $25 Par Value – Other Industries	127,205,610	127,205,610	—	—
Preferred Securities - Capital Securities - Bank	108,270,692	13,238,328	95,032,364	—
Preferred Securities - Capital Securities - Food	4,523,440	—	—	4,523,440
Preferred Securities - Capital Securities - Oil & Gas Exploration & Production	2,990,389	—	—	2,990,389
Preferred Securities - Capital Securities - Other Industries	223,842,469	—	223,842,469	—
Corporate Bonds - Real Estate - Shopping Center	2,712,975	—	—	2,712,975
Corporate Bonds – Other Industries	17,004,865	—	17,004,865	—
Money Market Funds	13,500,409	—	13,500,409	—
Total Investments	$1,026,021,882	$650,356,034	$359,735,294	$15,930,554
Other Financial Instruments*	$(13,341,917)	—	$(13,341,917)	—

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

* Other financial instruments are forward foreign currency exchange contracts and interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Common Stock - Bank	Preferred Securities - $25 Par Value - Bank	Preferred Securities - Capital Securities - Food	Preferred Securities - Capital Securities - Oil & Gas Exploration & Production	Corporate Bonds - Real Estate – Shopping Center
Balance as of December 31, 2010	$17,490,000	$2,140,000	$5,415,000	$4,462,500	—	$5,472,500
Amortization premium	2	—	—	—	$2	—
Realized loss	(61,361)	(61,361)	—	—	—	—
Change in unrealized appreciation (depreciation)	(1,023,009)	—	(420,450)	60,940	(635,999)	(27,500)
Purchases	4,335,586	—	709,200	—	3,626,386	—
Sales	(2,078,639)	(2,078,639)	—	—	—	—
Transfers into Level 3	2,712,975	—	—	—	—	2,712,975
Transfers out of Level 3	(5,445,000)	—	—	—	—	(5,445,000)
Balance as of September 30, 2011	$15,930,554	—	$5,703,750	$4,523,440	$2,990,389	$2,712,975

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 preferred securities have been deemed illiquid and were valued by a pricing service which has utilized independent broker quotes. The Level 3 common stock, preferred securities and corporate bonds have been fair valued utilizing inputs and assumptions which include book value,

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

recent comparables in similar securities, as well as liquidity and market risk factors. Transfers are recognized at the end of the period.

Note 2. Derivative Instruments: The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2011:

Interest rate contracts	$(14,340,564)
Foreign exchange contracts	998,647
$(13,341,917)

Forward Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts (forward contracts) to hedge or manage these exposures. Forward contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.  The risks include the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of September 30, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$967,048,325
Gross unrealized appreciation	$104,154,681
Gross unrealized depreciation	(45,181,124)
Net unrealized appreciation	$58,973,557

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 29, 2011